Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Principal Outstanding		$ 2,515,272		$ 2,639,448
Term loan facility USD [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[1]	$ 816,136
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[2],[3],[4]	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[1],[5]	8.00%
Debt instrument expiration date	[1]	--06-28
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[6]	$ 677,312	€ 586,281
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[2],[6]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[5],[6]	6.40%
Debt instrument expiration date	[6]	--06-28
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		$ 486,786	421,362
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[2]	3.00%
Effective Interest Rate	[5]	3.20%
Debt instrument expiration date		--06-29
Secured Loan Notes U S D | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		$ 337,206
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[2]	4.00%
Effective Interest Rate	[5]	4.20%
Debt instrument expiration date		--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		$ 73,000
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[2],[3]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[5]	6.00%
Debt instrument expiration date		--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		$ 50,832	€ 44,000
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[2]	BASE + 2.25% (0% floor)
Effective Interest Rate	[5]	4.20%
Debt instrument expiration date		--12-27
Line of Credit [Member] | Facility maturity date July 27
Debt Instrument [Line Items]
Principal Outstanding		$ 74,000
Line of Credit [Member] | USD | Facility maturity date July 27
Debt Instrument [Line Items]
Interest rate	[2],[4]	Term SOFR (6) + 2.70%
Effective Interest Rate	[5]	6.50%
Debt instrument expiration date		--07-27

[1]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities
[2]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively
[3]	Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR
[4]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.
[5]	The effective interest rate is as of March 31, 2026
[6]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.